Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

	December 31
	2022	2021
Cost:
Laboratory equipment	$3,164	$2,765
Greenhouse equipment	751	713
Computer equipment	225	167
Office furniture	300	216
Leasehold improvements	3,310	2,629
Electronic equipment	6	-
Vehicles	251	251
	8,007	6,741
Less:
Accumulated depreciation	(5,041)	(4,013)
Property and Equipment, net	$2,966	$2,728

Depreciation expense totaled $1,036, $773 and $660 for the years ended December 31, 2022, 2021 and 2020, respectively.

During the year ended December 31, 2022 and 2021, the Company disposed of property and equipment in the net amount of $7 and $33, respectively. In the year ended December 31, 2020 there was no disposal of property and equipment booked to the Company’s financial statements.